Prospectus Supplement September 16, 1999

American Express Retirement Advisor VAsm - Band 3
S-6477 (9/99)

SHAREHOLDER MEETINGS

At the recent regular meetings, shareholders of the American Express(R) Variable Portfolio Funds (formerly the Retirement Annuity Mutual Funds and referred to in this supplement as the "Funds," or individually as the "Fund") approved the following proposals:

1. Change the Fund Name from IDS Life to AXP. Shareholders of all Funds approved the name change from IDS Life to AXP. AXP is an abbreviated form of the name of the funds' investment manager, American Express Financial Corporation (AEFC). The Funds also added the words "Variable Portfolio" to their name. For example, IDS Life Capital Resource Fund changed to AXP Variable Portfolio - Capital Resource Fund. In addition, some Funds changed their names to reflect similarities with the retail funds with the same investment objectives, as shown in the following table.


                                   Fund Names
------------------------------------------------------- -----------------------------------------------------
                     Current Name                                          Proposed Name
------------------------------------------------------- -----------------------------------------------------
------------------------------------------------------- -----------------------------------------------------
IDS Life Investment Series, Inc.                        AXPsm Variable Portfolio - Investment Series, Inc.
    -IDS Life Aggressive Growth Fund                        -AXPsm Variable Portfolio - Strategy Aggressive
                                                              Fund
    -IDS Life Capital Resource Fund                         -AXPsm Variable Portfolio - Capital Resource
                                                              Fund
    -IDS Life Growth Dimensions Fund                        -AXPsm Variable Portfolio - New Dimensions Fund
                                                            -AXPsm Variable Portfolio - International Fund
    -IDS Life International Equity Fund
------------------------------------------------------- -----------------------------------------------------
------------------------------------------------------- -----------------------------------------------------
IDS Life Managed Fund, Inc.                             AXPsm Variable Portfolio - Managed Series, Inc.
    -IDS Life Managed Fund                                  -AXPsm Variable Portfolio - Managed Fund
------------------------------------------------------- -----------------------------------------------------
------------------------------------------------------- -----------------------------------------------------
IDS Life Moneyshare Fund, Inc.                          AXPsm Variable Portfolio - Money Market Series, Inc.
                                                            -AXPsm Variable Portfolio - Cash Management Fund
    -IDS Life Moneyshare Fund
------------------------------------------------------- -----------------------------------------------------
------------------------------------------------------- -----------------------------------------------------
IDS Life Special Income Fund, Inc.                      AXPsm Variable Portfolio - Income Series, Inc.
    -IDS Life Global Yield Fund                             -AXPsm Variable Portfolio - Global Bond Fund
    -IDS Life Income Advantage Fund                         -AXPsm Variable Portfolio - Extra Income Fund
    -IDS Life Special Income Fund                           -AXPsm Variable Portfolio - Bond Fund
------------------------------------------------------- -----------------------------------------------------

Where the Fund has changed its name, the Fund will have certain characteristics of the retail fund. After a transition period, which will vary by Fund, the Fund will have substantially the same investment policies, goals and objectives as the retail fund. In addition, the Fund will be managed by the same portfolio manager and will have substantially similar strategies, techniques and characteristics as the retail fund. However, the Fund is not the same as the retail fund. The Fund will have its own portfolio holdings and its own fees and operating expenses. Therefore, the performance of the Fund will likely greater or less than the performance of the retail fund.

2. New Distribution Plan. Fund shareholders approved a new distribution plan (also known as a 12b-1 plan) of 0.125% of average daily net assets that will provide additional services and education. The Board of Directors of the Fund approved this 12b-1 plan. It will be implemented on September 21, 1999. The following tables reflect this new 12b-1 fee and replaces the tables in your prospectus for the IDS Life funds:

Annual  operating  expenses of the funds
(as a percentage  of average  daily net assets):


------------ ------------ ------- ---------- -------------- ----------- --------- -------- -------- ---------
             AXP VP       AXP     AXP VP     AXP VP Cash    AXP VP      AXP VP    AXP VP   AXP VP   AXP VP
             Blue Chip    VP      Capital    Management     Diversified Extra     Federal  Global   Growth
             Advantage    Bond    Resource                  Equity      Income    Income   Bond
                                                            Income
------------ ------------ ------- ---------- -------------- ----------- --------- -------- -------- ---------
----------- ------------ ------- ---------- -------------- ----------- --------- -------- -------- ---------
Management   0.56%        0.60%   0.59%      0.50%          0.56%       0.62%     0.61%    0.83%    0.63%
fees
------------ ------------ ------- ---------- -------------- ----------- --------- -------- -------- ---------
------------ ------------ ------- ---------- -------------- ----------- --------- -------- -------- ---------
12b-1 fees   0.13%        0.13%   0.13%      0.13%          0.13%       0.13%     0.13%    0.13%    0.13%
------------ ------------ ------- ---------- -------------- ----------- --------- -------- -------- ---------
------------ ------------ ------- ---------- -------------- ----------- --------- -------- -------- ---------
Other        0.39%        0.07%   0.07%      0.06%          0.39%       0.09%     0.27%    0.13%    0.32%
expenses
------------ ------------ ------- ---------- -------------- ----------- --------- -------- -------- ---------
------------ ------------ ------- ---------- -------------- ----------- --------- -------- -------- ---------
Total        1.08%        0.80%   0.79%      0.69%          1.08%       0.84%     1.00%    1.09%    1.08%
------------ ------------ ------- ---------- -------------- ----------- --------- -------- -------- ---------



------------ -------------- ---------- ------------ ----------------- ----------------
             AXP VP         AXP VP     AXP VP New   AXP VP Small      AXP VP
             International  Managed    Dimensions   Cap Advantage     Strategy
                                                                      Aggressive
------------ -------------- ---------- ------------ ----------------- ----------------
------------ -------------- ---------- ------------ ----------------- ----------------
Management   0.83%          0.59%      0.61%        0.79%             0.59%
fees
------------ -------------- ---------- ------------ ----------------- ----------------
------------ -------------- ---------- ------------ ----------------- ----------------
12b-1 fees   0.13%          0.13%      0.13%        0.13%             0.13%
------------ -------------- ---------- ------------ ----------------- ----------------
------------ -------------- ---------- ------------ ----------------- ----------------
Other        0.15%          0.04%      0.06%        0.44%             0.09%
expenses
------------ -------------- ---------- ------------ ----------------- ----------------
------------ -------------- ---------- ------------ ----------------- ----------------
Total        1.11%          0.76%      0.80%        1.35%             0.81%
------------ -------------- ---------- ------------ ----------------- ----------------

Example:

You would pay the following expenses on a $1,000 investment assuming a 5% annual return and full surrender, no surrender or selection of an annuity payout plan at the end of each time period.


------------ ------------ ------ ---------- --------------- ----------- --------- -------- -------- ---------
             AXP VP       AXP    AXP VP     AXP VP Cash     AXP VP      AXP VP    AXP VP   AXP VP   AXP VP
             Blue Chip    VP     Capital    Management      Diversified Extra     Federal  Global   Growth
             Advantage    Bond   Resource                   Equity      Income    Income   Bond
                                                            Income
------------ ------------ ------ ---------- --------------- ----------- --------- -------- -------- ---------
------------ ------------ ------ ---------- --------------- ----------- --------- -------- -------- ---------
1 Year       17.51        14.64  14.53      13.51           17.51       15.05     16.74    17.61    17.51
------------ ------------ ------ ---------- --------------- ----------- --------- -------- -------- ---------
------------ ------------ ------ ---------- --------------- ----------- --------- -------- -------- ---------
3 Years      54.25        45.48  45.17      42.03           54.25       46.74     51.90    54.56    54.25
------------ ------------ ------ ---------- --------------- ----------- --------- -------- -------- ---------
------------ ------------ ------ ---------- --------------- ----------- --------- -------- -------- ---------

------------ ------------ ------ ---------- --------------- ----------- --------- -------- -------- ---------
------------ ------------ ------ ---------- --------------- ----------- --------- -------- -------- ---------

------------ ------------ ------ ---------- --------------- ----------- --------- -------- -------- ---------


------------ -------------- ---------- ------------ ----------- ------------
             AXP VP         AXP VP     AXP VP New   AXP VP      AXP VP
             International  Managed    Dimensions   Small Cap   Strategy
                                                    Advantage   Aggressive
------------ -------------- ---------- ------------ ----------- ------------
------------ -------------- ---------- ------------ ----------- ------------
1 Year       17.81          14.23      14.64        20.33       14.74
------------ -------------- ---------- ------------ ----------- ------------
------------ -------------- ---------- ------------ ----------- ------------
3 Years      55.18          44.23      45.48        62.80       45.80
------------ -------------- ---------- ------------ ----------- ------------
------------ -------------- ---------- ------------ ----------- ------------

------------ -------------- ---------- ------------ ----------- ------------
------------ -------------- ---------- ------------ ----------- ------------

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S-6477-11 (9/99)
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